PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Computers - 3 Year Estimated Useful Life	$ 108,622	$ 108,622	$ 108,622
Less - Accumulated Depreciation	(102,645)	98,602	93,117
Property And Equipment, Net	5,977	10,020	15,505
Less - Accumulated Depreciation	$ 102,645	$ (98,602)	$ (93,117)